STOCK-BASED COMPENSATION PLANS - Ultimate parent corporation outstanding options (Details) - Ultimate parent corporation stock option plan $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2020 Option $ / shares	Dec. 31, 2019 CAD ($) Option $ / shares
STOCK-BASED COMPENSATION PLANS
Options, balance at beginning of year | Option	1,033,900	428,900
Options, granted | Option	555,000	545,000
Options, transferred | Option		580,000
Options, exercised | Option	0	(500,000)
Options, cancelled | Option	(121,200)	(20,000)
Options, balance at end of year | Option	1,467,700	1,033,900
Number of vested options | Option	0	0
Weighted average exercise price, balance at beginning of year (in CAD per share)	$ 29.19	$ 18.89
Weighted average exercise price, granted (in CAD per share)	33.19	31.59
Weighted average exercise price, transferred (in CAD per share)		18.87
Weighted average exercise price, exercised (in CAD per share)		11.11
Weighted average exercise price, cancelled (in CAD per share)	30.95	26.52
Weighted average exercise price, balance at end of year (in CAD per share)	$ 30.56	$ 29.19
Cash consideration on stock options exercised | $		$ 5.4
Weighted average years to maturity	8 years 7 months 6 days
Minimum
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 26.52
Maximum
STOCK-BASED COMPENSATION PLANS
Exercise price (in dollars per share)	$ 33.19